RETIREMENT AND POSTRETIREMENT BENEFITS - NET BENEFITS COSTS RECOGNIZED (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount included in AOCI
Increase in offsetting regulatory liability	CAD 10	CAD 0
Pension
Net Benefit Costs Recognized
Benefits earned during the year	155	167	CAD 108
Interest cost on projected benefit obligations	89	98	93
Expected return on plan assets	(148)	(142)	(123)
Amortization of actuarial loss	35	49	28
Net defined benefit costs on an accrual basis	131	172	106
Defined contribution benefit costs	3	4	4
Net benefit cost recognized in Earnings	134	176	110
Amount recognized in OCI
Net actuarial (gains)/loss	24	(107)	232
Total amount recognized in OCI	24	(107)	232
Total amount recognized in Comprehensive income	158	69	CAD 342
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(425)	CAD (404)
Estimated amount to be reclassified from AOCI into earnings in the next twelve months	CAD 36
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate - service cost (as a percent)	4.10%	4.00%	5.00%
Discount rate - interest cost (as a percent)	4.10%	4.00%	5.00%
Average rate of return on plan assets (as a percent)	6.60%	6.70%	6.70%
Average rate of salary increases (as a percent)	3.60%	4.00%	3.70%
OPEB
Net Benefit Costs Recognized
Benefits earned during the year	CAD 8	CAD 8	CAD 8
Interest cost on projected benefit obligations	11	11	12
Expected return on plan assets	(6)	(6)	(5)
Amortization of prior service costs	(1)
Amortization of actuarial loss	1	1
Net defined benefit costs on an accrual basis	13	14	15
Net benefit cost recognized in Earnings	13	14	15
Amount recognized in OCI
Net actuarial (gains)/loss	12	16	15
Net prior service credit	(12)	(6)
Total amount recognized in OCI		10	15
Total amount recognized in Comprehensive income	13	24	CAD 30
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(54)	(44)
Unamortized prior service credits included in AOCI	13	CAD 1
Estimated amount to be reclassified from AOCI into earnings in the next twelve months	CAD 1
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate - service cost (as a percent)	4.20%	3.90%	4.90%
Discount rate - interest cost (as a percent)	4.20%	3.90%	4.90%
Average rate of return on plan assets (as a percent)	6.00%	6.00%	6.00%